Revenue and Related Matters - Costs to obtain a contract (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in the balance of costs to obtain a contract
Balance at December 31 of prior year	$ 288	$ 377	$ 377	$ 440	$ 248
Capitalization of costs to obtain a contract	237	414	528	1,387	905
Balance at September 30	265	300	288	377	440
Impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0